Inventories, Net (Details) - Schedule of Movement of Provision for Inventories - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Movement Of Provision For Inventories Abstract
Balance at the beginning of the period	$ 90,853	$ 196,151
Current period addition	99,888	14,508
Charge off	(56,917)	(54,219)
Foreign currency translation adjustment	870	6,396
Balance at the end of the period	$ 134,694	$ 162,836